Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated net income	$ 47,907	$ 28,421	$ 67,625	$ 50,905
Unrealized losses from the effective portion of derivative instruments	12,101	(3,991)	11,904	(5,293)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			11,904	(5,293)
Reclassification adjustment for losses included in net income for the effective portion of derivative instruments	3,932	4,944	(8,477)	(10,495)
Total comprehensive income	63,940	29,374	88,006	56,107
Less: comprehensive income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Comprehensive income attributable to MAA	$ 63,780	$ 29,239	$ 87,687	$ 55,824